Summary of Significant Accounting Policies - Revenue recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Revenue generated	0	0	0
Manufacturing Segment | Recognized at a point in time
Revenue recognition
Net revenues	3,872,848	4,810,787	6,767,156
Manufacturing Segment | Recognized over time
Revenue recognition
Net revenues	1,327,924	864,590	348,817
Recurrent Energy Segment | Recognized at a point in time
Revenue recognition
Net revenues	175,987	156,746	399,826
Recurrent Energy Segment | Recognized over time
Revenue recognition
Net revenues	$ 218,348	$ 161,286	$ 97,827